Common Stock (Details)			12 Months Ended
	Sep. 22, 2017	Aug. 21, 2017 shares	Dec. 31, 2017 $ / shares shares	Mar. 31, 2018 $ / shares shares	Oct. 05, 2017 $ / shares	Dec. 31, 2016 $ / shares shares	Mar. 31, 2013 $ / shares shares
Common Stock
Common stock, issued			27,284,140	27,284,140		10,196,292	10,196,292
Purchase price per share | $ / shares			$ 0.001	$ 0.001		$ 0.001	$ 0.001
Stock split	0.109051		0.109051
Common stock
Common Stock
Purchase price per share | $ / shares					$ 0.001
Issuance of common stock on exchange of preferred stock		8,578,646
Remaining shares distributed to holders of common stock		1,617,646
Series A‑1 Junior Preferred Stock
Common Stock
Issuance of common stock on exchange of preferred stock		78,666,209